UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Dreyfus Global Stock Fund

Dreyfus International Stock Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Automobiles & Components - 2.2%
Dorman Products	21,830	[a]	1,506,270
Gentherm	6,000	[a]	184,800
Goodyear Tire & Rubber	64,800		1,875,312
LCI Industries	17,420		1,904,006
Motorcar Parts of America	14,400	[a,b]	293,472
Stoneridge	119,230	[a]	2,594,445
Thor Industries	53,200		6,862,800
Visteon	14,090	[a]	1,744,906
Winnebago Industries	60,120	[b]	2,618,226
			19,584,237
Banks - 13.1%
Banc of California	295,796	[b]	5,901,130
Bancorp	43,600	[a]	460,852
Bank of Hawaii	90,540	[b]	7,425,185
BankUnited	38,470		1,547,263
Banner	107,170	[b]	5,924,358
BofI Holding	10,400	[a,b]	386,776
Boston Private Financial Holdings	26,900		392,740
Brookline Bancorp	175,040		2,774,384
Bryn Mawr Bank	50,990	[b]	2,220,614
Camden National	21,980	[b]	927,996
Centerstate Banks	356,732		9,717,380
City Holding	27,340		1,841,896
CoBiz Financial	17,590		333,506
Columbia Banking System	68,285		2,852,947
Commerce Bancshares	30,473	[b]	1,760,425
Community Bank System	32,535	[b]	1,734,441
Customers Bancorp	16,690	[a,b]	489,685
CVB Financial	75,170	[b]	1,728,910
Eagle Bancorp	50,660	[a]	3,092,793
Essent Group	98,870	[a]	4,458,048
First Bancorp	10,275		355,823
First Busey	14,450		428,443
First Financial Bancorp	69,160		1,881,152
First Financial Bankshares	89,480	[b]	4,116,080
First Foundation	15,000	[a]	273,900
Great Southern Bancorp	35,810		1,733,204
Heartland Financial USA	44,060	[b]	2,350,601
HomeStreet	12,500	[a]	358,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Banks - 13.1% (continued)
Huntington Bancshares	130,580		2,050,106
Independent Bank	36,640		2,542,816
Investors Bancorp	134,540		1,816,290
Lakeland Financial	43,820		1,985,484
MB Financial	128,643		5,275,649
Nationstar Mortgage Holdings	18,200	[a,b]	311,584
Pinnacle Financial Partners	16,422		1,060,040
Popular	6,600		277,266
Provident Financial Services	68,180		1,696,318
Radian Group	17,500		359,100
Renasant	82,295		3,436,639
Republic First Bancorp	28,500	[a,b]	240,825
Simmons First National, Cl. A	16,100		458,045
South State	74,519	[b]	6,460,797
Southside Bancshares	55,593		1,856,806
Stock Yards Bancorp	48,325		1,696,208
TCF Financial	95,550		2,130,765
Texas Capital Bancshares	86,661	[a,b]	7,816,822
TriCo Bancshares	61,440		2,294,784
Triumph Bancorp	61,679	[a]	2,525,755
Wintrust Financial	54,555		4,610,443
			118,371,824
Capital Goods - 15.2%
AAON	25,990		955,133
Actuant, Cl. A	54,885		1,245,890
Aerojet Rocketdyne Holdings	90,710	[a,b]	2,449,170
Aerovironment	18,250	[a,b]	907,390
Albany International, Cl. A	35,700		2,272,305
Allied Motion Technologies	41,408		1,298,141
American Woodmark	30,371	[a]	3,899,636
Apogee Enterprises	9,900	[b]	427,086
Atkore International Group	89,595	[a]	1,947,795
Babcock & Wilcox Enterprises	109,900	[a,b]	698,964
Columbus McKinnon	56,720		2,013,560
Comfort Systems USA	8,300		340,715
Dycom Industries	3,300	[a,b]	360,492
EMCOR Group	26,090		1,990,928
EnerSys	5,300		369,357
Esterline Technologies	29,660	[a]	2,191,874
Franklin Electric	127,419		4,988,454
FreightCar America	86,250		1,275,638
GATX	26,780	[b]	1,846,213
Graco	109,950		4,876,282
Great Lakes Dredge and Dock	375,460	[a,b]	1,708,343

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Capital Goods - 15.2% (continued)
Harsco	70,400	[a]	1,425,600
Hexcel	119,291		8,025,898
Hillenbrand	172,897		7,590,178
Houston Wire & Cable	82,830	[a,b]	575,669
ITT	65,700		3,296,826
John Bean Technologies	18,785		2,080,439
KBR	109,140		1,652,380
Kennametal	46,345		1,909,414
KEYW Holding	196,630	[a,b]	1,476,691
Lincoln Electric Holdings	34,420		3,013,127
Manitowoc Company	30,012	[a,b]	891,957
Masonite International	32,500	[a]	1,984,125
Mercury Systems	31,890	[a,b]	1,465,983
Milacron Holdings	405,775	[a]	8,695,758
Miller Industries	38,120		928,222
Moog, Cl. A	22,270	[a]	1,866,894
MRC Global	16,938	[a,b]	279,985
NCI Building Systems	19,300	[a]	314,590
Nexeo Solutions	222,390	[a]	2,066,003
Primoris Services	81,470		2,028,603
RBC Bearings	52,900	[a,b]	6,374,450
Regal Beloit	28,500		2,060,550
Rexnord	261,759	[a]	7,585,776
Simpson Manufacturing	33,790		1,869,263
SiteOne Landscape Supply	112,790	[a,b]	7,764,464
Spirit AeroSystems Holdings, Cl. A	30,810		2,812,645
Standex International	22,545		2,166,575
Teledyne Technologies	7,440	[a]	1,383,468
Textainer Group Holdings	14,300	[a,b]	233,090
Triumph Group	135,110	[b]	3,776,324
Tutor Perini	122,900	[a,b]	2,968,035
Twin Disc	32,980	[a]	788,882
Valmont Industries	7,400		1,088,540
Wabash National	88,320	[b]	1,929,792
Watsco	29,830		4,932,987
ZAGG	12,100	[a]	182,105
			137,548,654
Commercial & Professional Services - 4.4%
ABM Industries	180,211		6,336,219
Casella Waste Systems, Cl. A	121,917	[a]	3,099,130
Clean Harbors	32,000	[a]	1,597,760
Covanta Holding	123,440	[b]	1,845,428
Deluxe	23,400	[b]	1,661,400
Heritage-Crystal Clean	116,170	[a,b]	2,323,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Commercial & Professional Services - 4.4% (continued)
Interface	110,890		2,683,538
Kelly Services, Cl. A	26,600		784,434
Kimball International, Cl. B	78,550		1,290,577
McGrath RentCorp	92,750		4,695,005
MSA Safety	88,259	[b]	7,116,323
Navigant Consulting	18,900	[a]	375,732
SP Plus	7,100	[a]	255,600
Steelcase, Cl. A	161,110		2,199,151
UniFirst	14,400		2,236,320
US Ecology	30,947		1,637,096
			40,137,113
Consumer Durables & Apparel - 3.0%
Bassett Furniture Industries	33,290	[b]	1,071,938
Crocs	76,870	[a]	940,889
CSS Industries	60,270		1,109,571
Deckers Outdoor	26,100	[a,b]	2,468,538
G-III Apparel Group	118,248	[a]	4,364,534
LGI Homes	25,675	[a]	1,452,948
M.D.C. Holdings	51,022		1,412,289
M/I Homes	78,540	[a]	2,281,587
Malibu Boats, Cl. A	55,045	[a]	1,764,192
Oxford Industries	2,900		231,768
Steven Madden	42,900		1,883,310
TRI Pointe Group	101,375	[a]	1,554,079
Under Armour, Cl. C	33,200	[a,b]	499,660
Unifi	76,020	[a,b]	2,660,700
Vista Outdoor	231,240	[a,b]	3,984,265
			27,680,268
Consumer Services - 1.6%
Bloomin' Brands	19,000		438,710
Cheesecake Factory	145,100	[b]	6,745,699
Dave & Buster's Entertainment	3,800	[a]	170,126
Marriott Vacations Worldwide	11,815		1,660,008
Red Robin Gourmet Burgers	5,700	[a,b]	305,805
SeaWorld Entertainment	316,100	[a,b]	4,624,543
The Stars Group	15,800	[a]	433,710
			14,378,601
Diversified Financials - 4.0%
Artisan Partners Asset Management, Cl.
A	313,104	[b]	10,567,260
Cannae Holdings	121,460	[a]	2,232,435
Cowen Group, Cl. A	19,450	[a,b]	279,108
Evercore Partners, Cl. A	76,001		7,071,893
FirstCash	53,210		3,921,577

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Diversified Financials - 4.0% (continued)
Green Dot, Cl. A	4,500	[a]	293,085
OM Asset Management	172,950		2,651,323
Stifel Financial	142,104		9,076,182
			36,092,863
Energy - 3.8%
Basic Energy Services	15,200	[a]	245,936
Callon Petroleum	467,806	[a,b]	4,944,709
Core Laboratories	55,530	[b]	5,717,369
Delek US Holdings	10,800		368,496
Energen	32,250	[a]	1,764,398
Era Group	128,970	[a]	1,218,767
Forum Energy Technologies	68,540	[a]	774,502
Halcon Resources	304,520	[a,b]	1,842,346
ION Geophysical	12,524	[a]	351,924
Laredo Petroleum	241,653	[a]	2,027,469
McDermott International	118,120	[a,b]	862,276
Oasis Petroleum	121,180	[a]	954,898
Oil States International	149,483	[a]	3,677,282
Overseas Shipholding Group, Cl. A	424,710	[a]	751,737
PDC Energy	13,780	[a]	723,863
Ring Energy	30,500	[a,b]	413,885
RPC	71,710		1,408,384
SEACOR Holdings	88,510	[a]	3,674,050
SilverBow Resources	34,180	[a]	949,179
Solaris Oilfield Infrastructure, Cl. A	60,045		1,010,557
TETRA Technologies	163,290	[a]	592,743
			34,274,770
Exchange-Traded Funds - 1.8%
iShares Russell 2000 ETF	109,883	[b]	16,520,909
Food & Staples Retailing - .3%
Andersons	58,200		2,039,910
Casey's General Stores	3,100	[b]	348,161
Chefs' Warehouse	23,000	[a,b]	518,650
United Natural Foods	4,800	[a,b]	204,816
			3,111,537
Food, Beverage & Tobacco - 2.2%
Darling Ingredients	241,400	[a]	4,391,066
Hain Celestial Group	10,300	[a]	358,234
Hostess Brands	283,201	[a,b]	3,466,380
Landec	147,480	[a,b]	1,917,240
MGP Ingredients	28,800		2,416,896
National Beverage	62,493	[b]	6,120,564
TreeHouse Foods	27,600	[a,b]	1,049,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Food, Beverage & Tobacco - 2.2% (continued)
Turning Point Brands	8,400	[b]	175,560
			19,895,292
Health Care Equipment & Services - 3.6%
Acadia Healthcare	41,000	[a,b]	1,562,100
Accuray	250,890	[a]	1,392,440
Addus HomeCare	37,520	[a]	1,288,812
Allscripts Healthcare Solutions	182,860	[a]	2,536,268
AMN Healthcare Services	35,085	[a,b]	1,952,480
Analogic	17,200		1,436,200
Anika Therapeutics	103,094	[a]	5,366,043
AtriCure	43,400	[a,b]	766,878
BioTelemetry	13,400	[a]	432,820
Encompass HealthSouth	34,260		1,824,688
Envision Healthcare	40,300	[a]	1,551,550
Globus Medical, Cl. A	24,425	[a]	1,163,607
Haemonetics	14,700	[a]	1,042,230
Halyard Health	90,816	[a]	4,484,494
Molina Healthcare	17,900	[a,b]	1,294,170
Natus Medical	37,240	[a]	1,160,026
OraSure Technologies	7,400	[a]	127,724
Patterson	94,550	[b]	2,985,889
Tivity Health	6,300	[a,b]	242,865
			32,611,284
Household & Personal Products - .7%
Central Garden & Pet	58,240	[a]	2,249,811
Orchids Paper Products	50,410	[a,b]	539,387
WD-40	26,380		3,289,586
			6,078,784
Insurance - 2.9%
American Financial Group	17,700		1,996,560
AMERISAFE	27,270		1,527,120
Argo Group International Holdings	6,050		352,413
Federated National Holding	13,200	[b]	203,940
Genworth Financial, Cl. A	49,000	[a]	133,280
Greenlight Capital Re, Cl. A	15,800	[a,b]	259,120
Horace Mann Educators	140,016		5,761,658
James River Group Holdings	7,500		245,325
MBIA	31,300	[a,b]	250,087
Navigators Group	42,580	[b]	2,295,062
Primerica	98,946		9,647,235
RLI	62,200	[b]	3,781,760
Stewart Information Services	5,100		204,663
			26,658,223

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Materials - 7.4%
American Vanguard	123,480		2,407,860
Ampco-Pittsburgh	56,000	[b]	571,200
AptarGroup	20,650		1,846,523
Avery Dennison	47,450		5,606,217
Cleveland-Cliffs	188,930	[a,b]	1,328,178
Commercial Metals	75,610		1,837,323
Compass Minerals International	4,200	[b]	253,260
Crown Holdings	50,800	[a]	2,531,872
Eagle Materials	13,150		1,318,025
Ferro	157,785	[a]	3,375,021
Ferroglobe	30,150	[a]	487,224
H.B. Fuller	61,849		3,116,571
Ingevity	116,945	[a,b]	8,760,350
Kaiser Aluminum	37,647		3,778,629
KMG Chemicals	32,780		1,965,817
Materion	47,360		2,386,944
Mercer International	185,747		2,451,860
PolyOne	172,413		7,122,381
Rayonier Advanced Materials	134,020	[b]	2,729,987
Scotts Miracle-Gro	63,690	[b]	5,721,910
Stepan	24,490		1,961,649
Summit Materials, Cl. A	50,167	[a]	1,586,782
Valvoline	82,510	[b]	1,890,304
Westlake Chemical	18,400		1,991,984
			67,027,871
Media - 1.8%
AMC Entertainment Holdings, Cl. A	13,700	[b]	205,500
Cinemark Holdings	144,700	[b]	6,158,432
John Wiley & Sons, Cl. A	33,230		2,135,028
Loral Space & Communications	34,590	[a,b]	1,532,337
Meredith	90,663	[b]	5,194,990
MSG Networks	38,000	[a]	927,200
New Media Investment Group	16,341		281,882
			16,435,369
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
ACADIA Pharmaceuticals	40,710	[a]	1,014,290
Aerie Pharmaceuticals	37,700	[a]	1,928,355
Array BioPharma	54,750	[a]	948,270
Charles River Laboratories International	94,049	[a,b]	10,026,564
Clovis Oncology	24,110	[a]	1,400,068
Esperion Therapeutics	21,670	[a]	1,742,485
FibroGen	25,365	[a]	1,397,612
Fluidigm	248,625	[a,b]	1,683,191
Impax Laboratories	77,300	[a]	1,576,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
(continued)
Insmed	38,825	[a]	939,953
Intersect ENT	28,200	[a]	1,039,170
Lannett	8,400	[a,b]	134,400
Loxo Oncology	7,845	[a]	872,521
Luminex	65,900		1,292,299
NanoString Technologies	58,200	[a]	373,062
Portola Pharmaceuticals	32,040	[a]	1,355,933
Puma Biotechnology	7,115	[a]	464,965
Syneos Health	7,700	[a,b]	322,630
			28,512,688
Real Estate - 4.5%
Columbia Property Trust	17,800	[c]	370,774
CoreCivic	10,400	[c]	216,216
Corporate Office Properties Trust	200,063	[c]	4,993,572
Education Realty Trust	149,058	[b,c]	4,641,666
Equity Commonwealth	15,300	[a,c]	450,126
Healthcare Realty Trust	134,369	[c]	3,567,497
HFF, Cl. A	125,500		5,730,330
InfraREIT	44,600	[c]	831,344
MGM Growth Properties, Cl. A	225,290	[c]	5,913,862
RE/MAX Holdings, Cl. A	111,850		6,185,305
Retail Opportunity Investments	21,400	[c]	367,224
Rexford Industrial Realty	96,135	[c]	2,595,645
RLJ Lodging Trust	21,863	[c]	433,106
Spirit Realty Capital	48,100	[c]	375,180
Terreno Realty	90,185	[c]	3,004,062
Uniti Group	58,000	[b,c]	890,300
			40,566,209
Retailing - .7%
American Eagle Outfitters	16,900		325,663
Boot Barn Holdings	15,750	[a,b]	277,515
Express	71,470	[a]	516,013
New York & Co.	64,180	[a]	171,361
Office Depot	207,888		546,745
Party City Holdco	49,900	[a,b]	721,055
Sally Beauty Holdings	185,450	[a,b]	3,122,978
The Michaels Companies	11,400	[a]	262,314
			5,943,644
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Energy Industries	20,355	[a]	1,349,944
Amkor Technology	370,240	[a]	3,720,912
Brooks Automation	157,860		4,216,441
Cabot Microelectronics	19,535		1,990,617

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Semiconductors & Semiconductor Equipment - 4.8%
(continued)
CEVA	24,530	[a]	901,478
Cypress Semiconductor	117,565	[b]	2,053,861
Entegris	103,380		3,432,216
FormFactor	46,050	[a]	603,255
Impinj	27,400	[a,b]	349,076
Integrated Device Technology	38,830	[a]	1,178,102
MACOM Technology Solutions Holdings	76,275	[a,b]	1,627,709
MaxLinear	31,150	[a]	708,040
Mellanox Technologies	46,790	[a,b]	3,219,152
Microsemi	115,466	[a]	7,493,743
Monolithic Power Systems	20,670		2,419,630
Rambus	199,580	[a]	2,536,662
Semtech	10,000	[a]	336,500
Silicon Laboratories	32,255	[a]	3,015,842
Veeco Instruments	67,700	[a]	1,228,755
Versum Materials	31,315		1,159,281
			43,541,216
Software & Services - 6.2%
8x8	107,590	[a]	1,963,518
ACI Worldwide	16,900	[a]	399,685
Acxiom	79,500	[a]	2,175,915
American Software, Cl. A	191,300		2,379,772
Blackbaud	10,020		1,027,250
Blackhawk Network Holdings	10,700	[a,b]	478,825
Booz Allen Hamilton Holdings	164,300		6,231,899
CACI International, Cl. A	2,500	[a]	372,625
Cass Information Systems	80,319		4,703,481
Conduent	100,700	[a]	1,903,230
CoreLogic	70,030	[a]	3,186,365
ExlService Holdings	36,600	[a]	2,086,932
Fair Isaac	12,525		2,128,499
FireEye	129,700	[a,b]	2,151,723
InterXion Holding	22,235	[a]	1,251,831
Jack Henry & Associates	38,770	[b]	4,547,721
Manhattan Associates	56,300	[a,b]	2,370,230
MAXIMUS	23,795		1,593,789
Net 1 UEPS Technologies	20,000	[a,b]	205,000
Nuance Communications	165,550	[a]	2,658,733
Pegasystems	34,135		1,979,830
RealPage	23,245	[a]	1,214,551
Seachange International	134,920	[a]	415,554
TiVo	143,629		2,154,435
Unisys	71,300	[a,b]	798,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Software & Services - 6.2% (continued)
VASCO Data Security International	52,300	[a]	630,215
Verint Systems	88,568	[a]	3,445,301
Zendesk	36,330	[a]	1,568,729
			56,024,198
Technology Hardware & Equipment - 6.2%
ARRIS International	102,380	[a]	2,610,690
Badger Meter	118,350	[b]	5,633,460
Belden	99,794	[b]	7,258,018
Ciena	213,230	[a]	4,940,539
Diebold	61,700	[b]	968,690
Electronics For Imaging	135,610	[a]	3,714,358
Finisar	10,500	[a,b]	189,000
II-VI	20,430	[a]	786,555
Infinera	221,220	[a]	2,201,139
Itron	23,330	[a]	1,633,100
Kimball Electronics	50,970	[a]	884,330
Littelfuse	42,313	[b]	8,779,947
Maxwell Technologies	107,600	[a,b]	612,244
Methode Electronics	6,800	[b]	268,260
Mitel Networks	73,800	[a]	603,684
Novanta	33,365	[a]	1,863,435
Oclaro	41,000	[a,b]	293,970
OSI Systems	19,010	[a,b]	1,200,291
Quantum	40,503	[a,b]	148,241
Ribbon Communications	125,300	[a]	811,944
Rogers	31,095	[a,b]	4,269,965
Super Micro Computer	6,400	[a]	115,840
VeriFone Systems	83,460	[a,b]	1,385,436
Viavi Solutions	113,700	[a]	1,093,794
Vishay Intertechnology	231,560	[b]	4,260,704
			56,527,634
Telecommunication Services - .0%
Vonage Holdings	42,200	[a]	428,330
Transportation - 2.0%
Air Transport Services Group	15,700	[a]	415,579
Avis Budget Group	47,500	[a,b]	2,146,050
Danaos	113,801	[a]	147,941
Forward Air	25,355		1,369,170
Hawaiian Holdings	29,795		1,072,620
Heartland Express	98,160		1,916,083
Hertz Global Holdings	56,800	[a,b]	1,033,192
Hub Group, Cl. A	42,720	[a]	1,864,728
Landstar System	46,840		5,096,192
Ryder System	23,970		1,734,709

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Transportation - 2.0% (continued)
Saia	10,195	[a]	740,667
YRC Worldwide	24,400	[a]	212,768
			17,749,699
Utilities - 2.0%
ALLETE	56,082		3,821,988
American States Water	33,960	[b]	1,803,955
Atlantic Power	403,600	[a,b]	847,560
Black Hills	19,725		1,001,833
Dynegy	104,820	[a,b]	1,281,949
NorthWestern	28,880		1,475,190
Ormat Technologies	31,050	[b]	1,943,109
Portland General Electric	11,200		444,976
SJW Group	17,710	[b]	937,567
Spire	72,594		4,921,873
			18,480,000
Total Common Stocks (cost $721,420,624)			884,181,217

Preferred Stocks - .1%
Utilities - .1%
Dynegy
(cost $828,168)	8,100		662,661

Master Limited Partnerships - .2%
Materials - .2%
Ciner Resources LP
(cost $1,934,135)	71,020		1,965,123

Investment of Cash Collateral for Securities Loaned - 9.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $82,443,588)	82,443,588	[d]	82,443,588
Total Investments (cost $806,626,515)	106.9%		969,252,589
Liabilities, Less Cash and Receivables	(6.9%)		(62,968,433)
Net Assets	100.0%		906,284,156

ETF—Exchange-Traded Fund
LP—Limited Partnership

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $162,278,045 and the value of the collateral held by the fund was $168,634,417, consisting of cash collateral of $82,443,588 and U.S. Government &
Agency securities valued at $86,190,829.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	861,110,264	-	-	861,110,264
Equity Securities—
Domestic Preferred
Stocks†	662,661	-	-	662,661
Equity Securities—
Foreign Common
Stocks†	6,550,044	-	-	6,550,044
Exchange-Traded
Funds	16,520,909	-	-	16,520,909
Master Limited
Partnerships†	1,965,123	-	-	1,965,123
Registered Investment
Company	82,443,588	-	-	82,443,588

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2018, accumulated net unrealized appreciation on investments was $162,626,074, consisting of $198,151,972 gross unrealized appreciation and $35,525,898 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.6%
Capital Goods - 7.8%
Donaldson	114,900		5,453,154
Emerson Electric	151,100		10,737,166
Fastenal	214,200	[a]	11,721,024
Flowserve	210,500	[a]	8,914,675
Toro	73,800		4,691,466
			41,517,485
Consumer Durables & Apparel - 2.1%
NIKE, Cl. B	165,100		11,066,653
Consumer Services - 4.0%
McDonald's	65,700		10,363,518
Starbucks	197,100		11,254,410
			21,617,928
Energy - 7.3%
EOG Resources	96,020		9,738,349
Halliburton	103,800		4,818,396
Occidental Petroleum	150,300		9,859,680
Pioneer Natural Resources	28,700		4,885,601
Schlumberger	147,150		9,658,926
			38,960,952
Health Care Equipment & Services - 14.2%
Cerner	166,200	[b]	10,663,392
Edwards Lifesciences	95,200	[b]	12,725,384
Henry Schein	154,600	[b]	10,232,974
Intuitive Surgical	27,100	[b]	11,556,795
ResMed	107,100		10,203,417
Stryker	75,400		12,226,864
Varian Medical Systems	69,500	[b]	8,294,130
			75,902,956
Household & Personal Products - 4.4%
Colgate-Palmolive	146,500		10,104,105
Estee Lauder, Cl. A	96,900		13,414,836
			23,518,941
Materials - 7.9%
Ecolab	88,100		11,492,645
FMC	112,500		8,829,000
International Flavors & Fragrances	75,900		10,720,875
Praxair	73,600		11,021,600
			42,064,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.6% (continued)
Media - 1.9%
Walt Disney	97,200		10,027,152
Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
Biogen	37,300	[b]	10,779,327
Gilead Sciences	106,300		8,368,999
Johnson & Johnson	76,300		9,909,844
Mettler-Toledo International	12,100	[b]	7,456,262
Waters	52,200	[b]	10,682,208
			47,196,640
Retailing - 5.8%
O'Reilly Automotive	38,500	[b]	9,401,315
The TJX Companies	151,200		12,501,216
Tractor Supply	139,500		9,057,735
			30,960,266
Software & Services - 21.8%
Adobe Systems	58,700	[b]	12,275,931
Alphabet, Cl. C	9,906	[b]	10,943,455
Automatic Data Processing	94,900		10,943,868
Cognizant Technology Solutions, Cl. A	141,200		11,581,224
Jack Henry & Associates	90,400		10,603,920
Manhattan Associates	247,500	[b]	10,419,750
Mastercard, Cl. A	70,800		12,443,808
Microsoft	147,200		13,802,944
Oracle	257,000		13,022,190
Paychex	159,000		10,355,670
			116,392,760
Technology Hardware & Equipment - 6.4%
Amphenol, Cl. A	125,500		11,469,445
Cisco Systems	273,100		12,229,418
IPG Photonics	43,900	[b]	10,783,596
			34,482,459
Telecommunication Services - 2.1%
TE Connectivity	110,300		11,370,827
Transportation - 2.1%
Expeditors International of Washington	173,300		11,257,568
Total Common Stocks (cost $312,233,382)			516,336,707

Other Investment - 3.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $17,667,047)	17,667,047	[c]	17,667,047

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $5,650)	5,650 [c]	5,650
Total Investments (cost $329,906,079)	99.9%	534,009,404
Cash and Receivables (Net)	.1%	592,483
Net Assets	100.0%	534,601,887

[a] Security, or portion thereof, on loan. At February 28, 2018, the value of the fund’s securities on loan was $12,759,969 and the value of the collateral held by the fund was $13,196,684, consisting of cash collateral of $5,650 and U.S. Government & Agency securities valued at $13,191,034.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	516,336,707	-	-	516,336,707
Registered Investment
Company	17,672,697	-	-	17,672,697

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2018, accumulated net unrealized appreciation on investments was $204,103,325, consisting of $219,416,845 gross unrealized appreciation and $15,313,520 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.2%
Australia - 2.1%
CSL	205,500	25,838,633
Canada - 1.0%
Alimentation Couche Tard, Cl. B	258,900	12,587,883
China - 2.0%
CNOOC	17,775,000	25,323,925
Denmark - 2.0%
Novo Nordisk, Cl. B	491,500	25,338,448
Finland - 1.0%
Kone, Cl. B	235,400	12,183,153
France - 6.0%
Essilor International	186,700	24,455,657
L'Oreal	115,000	24,785,531
LVMH Moet Hennessy Louis Vuitton	86,200	25,754,675
		74,995,863
Hong Kong - 6.4%
AIA Group	3,995,200	33,173,897
China Mobile	2,255,000	20,978,607
CLP Holdings	1,301,000	13,111,452
Hong Kong & China Gas	6,687,989	13,188,201
		80,452,157
Japan - 8.5%
Denso	338,700	19,767,905
FANUC	96,300	24,282,185
Keyence	63,214	38,232,243
Shin-Etsu Chemical	222,300	23,322,589
		105,604,922
Spain - 1.9%
Industria de Diseno Textil	801,500	24,255,696
Switzerland - 7.9%
Nestle	320,400	25,503,888
Novartis	305,500	25,560,404
Roche Holding	107,500	24,925,880
SGS	8,700	22,136,287
		98,126,459
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing,
ADR	692,000	29,998,200
United Kingdom - 4.8%
Compass Group	1,127,884	23,988,339

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
United Kingdom - 4.8% (continued)
Experian	698,400		14,910,181
Reckitt Benckiser Group	271,700		21,541,388
			60,439,908
United States - 52.2%
Adobe Systems	136,500	[a]	28,546,245
Alphabet, Cl. C	26,297	[a]	29,051,085
Amphenol, Cl. A	277,500		25,360,725
Automatic Data Processing	174,900		20,169,468
Cerner	419,400	[a]	26,908,704
Cisco Systems	663,400		29,707,052
Cognizant Technology Solutions, Cl. A	371,700		30,486,834
Colgate-Palmolive	358,100		24,698,157
Edwards Lifesciences	172,500	[a]	23,058,075
EOG Resources	341,000		34,584,220
Fastenal	381,900		20,897,568
Gilead Sciences	262,000		20,627,260
Intuitive Surgical	59,900	[a]	25,544,355
Johnson & Johnson	186,200		24,183,656
Mastercard, Cl. A	199,900		35,134,424
Microsoft	292,000		27,380,840
NIKE, Cl. B	374,900		25,129,547
Oracle	545,400		27,635,418
Praxair	162,900		24,394,275
Schlumberger	351,600		23,079,024
Starbucks	468,116		26,729,424
Stryker	181,100		29,367,176
The TJX Companies	338,400		27,978,912
Tractor Supply	264,100		17,148,013
Walt Disney	240,500		24,809,980
			652,610,437
Total Common Stocks (cost $702,123,582)			1,227,755,684

Other Investment - 1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $19,954,216)	19,954,216	[b]	19,954,216
Total Investments (cost $722,077,798)	99.8%		1,247,709,900
Cash and Receivables (Net)	.2%		2,147,761
Net Assets	100.0%		1,249,857,661

ADR—American Depository Receipt

a Non-income producing security.
b Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks	652,610,437	-		-	652,610,437
Equity Securities - Foreign
Common Stocks	29,998,200	545,147,047	†	-	575,145,247
Registered Investment Company	19,954,216	-		-	19,954,216

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2018, accumulated net unrealized appreciation on investments was $525,632,102, consisting of $541,734,490 gross unrealized appreciation and $16,102,388 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.9%
Australia - 3.7%
Cochlear	431,100	61,237,724
CSL	733,200	92,189,226
		153,426,950
Canada - 1.9%
Alimentation Couche-Tard, Cl. B	1,629,700	79,237,050
China - 2.2%
CNOOC	63,804,000	90,901,135
Denmark - 6.6%
Coloplast, Cl. B	1,008,251	85,108,274
Novo Nordisk, Cl. B	1,920,600	99,013,271
Novozymes, Cl. B	1,719,212	88,524,042
		272,645,587
Finland - 1.9%
Kone, Cl. B	1,552,000	80,323,929
France - 10.7%
Air Liquide	809,200	101,124,990
Essilor International Cie Generale
d'Optique	578,500	75,777,171
L'Oreal	391,900	84,464,780
LVMH Moet Hennessy Louis Vuitton	302,059	90,248,625
Total	1,587,776	90,651,102
		442,266,668
Germany - 4.8%
adidas	471,500	104,934,650
SAP	902,200	94,789,072
		199,723,722
Hong Kong - 9.2%
AIA Group	13,613,400	113,038,028
China Mobile	7,324,500	68,140,933
CLP Holdings	6,249,000	62,977,298
Hang Lung Properties	25,615,000	60,783,529
Hong Kong & China Gas	38,961,201	76,828,497
		381,768,285
Japan - 25.7%
Daito Trust Construction	554,500	92,079,595
Denso	1,474,600	86,063,636
FANUC	409,400	103,230,806
Inpex	5,109,600	61,057,002
Kao	1,351,600	98,733,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 96.9% (continued)
Japan - 25.7% (continued)
Keyence	280,040	169,370,035
Murata Manufacturing	497,600	69,330,165
Rakuten	6,898,400	62,731,182
Shimano	479,200	69,104,247
Shin-Etsu Chemical	850,400	89,219,658
SMC	264,200	110,232,582
Sysmex	620,900	51,421,663
		1,062,574,033
Netherlands - 1.4%
ASML Holding	285,400	55,754,061
Spain - 2.2%
Industria de Diseno Textil	3,054,100	92,425,853
Switzerland - 11.3%
Givaudan	37,900	86,442,978
Kuehne + Nagel International	489,100	79,641,165
Nestle	879,000	69,968,532
Novartis	996,500	83,374,607
Roche Holding	353,450	81,953,974
SGS	26,500	67,426,623
		468,807,879
Taiwan - 3.1%
Taiwan Semiconductor Manufacturing,
ADR	2,982,300	129,282,705
United Kingdom - 12.2%
Compass Group	3,911,346	83,188,248
Diageo	2,429,000	82,324,484
Experian	3,928,700	83,874,036
Intertek Group	678,100	45,762,115
Reckitt Benckiser Group	895,900	71,030,289
Smith & Nephew	4,500,000	78,170,812
Whitbread	1,153,800	61,468,132
		505,818,116
Total Common Stocks (cost $2,892,861,410)		4,014,955,973

Other Investment - 2.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $113,915,811)	113,915,811 [a]	113,915,811
Total Investments (cost $3,006,777,221)	99.7%	4,128,871,784
Cash and Receivables (Net)	.3%	12,918,063
Net Assets	100.0%	4,141,789,847

ADR—American Depository Receipt

a Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	129,282,705	3,885,673,268	†	-	4,014,955,973
Registered Investment Company	113,915,811	-		-	113,915,811

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2018, accumulated net unrealized appreciation on investments was $1,122,094,563, consisting of $1,223,086,783 gross unrealized appreciation and $100,992,220 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)